Provisions (Details Narrative) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	S/ 51,830	S/ 52,868	S/ 53,753
Worker' Profit-Sharing [Member]
Disclosure of other provisions [line items]
Percentage of distributions based on number of days working in preceding year	50.00%
Percentage of proportionate annual salary levels	50.00%
Other provisions	S/ 14,341	20,147	17,018
Worker' Profit-Sharing [Member] | Bottom of Range [Member]
Disclosure of other provisions [line items]
Percentage of employee profit sharing plan	8.00%
Worker' Profit-Sharing [Member] | Top of Range [Member]
Disclosure of other provisions [line items]
Percentage of employee profit sharing plan	10.00%
Long-term Incentive Plan [Member]
Disclosure of other provisions [line items]
Other provisions	S/ 36,000	30,322	34,368
Rehabilitation Provision [Member]
Disclosure of other provisions [line items]
Other provisions	S/ 1,489	S/ 2,399	S/ 2,367
Rehabilitation Provision [Member] | Bottom of Range [Member]
Disclosure of other provisions [line items]
Percentage of present value of provision	4.34%
Rehabilitation Provision [Member] | Top of Range [Member]
Disclosure of other provisions [line items]
Percentage of present value of provision	4.75%